Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Fair value of plan assets at start of year	$ (12,332)	$ (10,686)	$ (8,275)
Projected benefit obligation at start of year	19,100	17,566	12,740
Surplus/deficit	6,768	6,880	4,465
Opening balance sheet asset/provision (funded status)	6,768	6,880	4,465
Reconciliation of benefit obligation during the year
Net Service cost	263	436	412
Interest expense	29	50	107
Plan participant contributions	153	141	216
Net benefits paid to participants	(278)	(8)	1,377
Prior service costs	(123)	(698)	0
Actuarial losses/(gains)	(1,407)	(74)	2,487
Curtailment & Settlement	(194)	0	0
Reclassifications	0	(2)	0
Currency translation adjustment	(605)	1,689	227
Defined benefit obligation - funded plans	16,938	19,100	17,566
Reconciliation of plan assets during year
Employer contributions paid over the year	(263)	(244)	(347)
Plan participant contributions	(153)	(141)	(216)
Net benefits paid to participants	162	(22)	(1,401)
Interest income	(177)	(167)	(123)
Return in plan assets, excl. amounts included in net interest	224	(29)	(136)
Currency translation adjustment	370	(1,043)	(188)
Fair value of plan assets	(12,169)	(12,332)	(10,686)
Reconcilation to balance sheet end of year
Surplus/deficit	4,769	6,768	6,880
Closing balance sheet asset/provision (funded status)	$ 4,769	$ 6,768	$ 6,880